Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following tables present revenue and gross profit information for each of our reportable segments (in thousands):

	Three Months Ended March 31, 2025
	North America	International	Total
Revenue	$2,769	$12,364	$15,133
Cost of revenue	1,400	7,018	8,418
Segment gross profit	$1,369	$5,346	$6,715

Depreciation and amortization	$82	$51	$133

	Three Months Ended March 31, 2024
	North America	International	Total
Revenue	$9,674	$7,100	$16,774
Cost of revenue	5,521	4,222	9,743
Segment gross profit	$4,153	$2,878	$7,031

Depreciation and amortization	$491	$166	$657

The following tables present revenue and gross profit information for each of our reportable segments (dollars in thousands):

	Year Ended December 31, 2024
	North America	International	Total
Revenue	$18,159	$37,839	$55,998
Cost of revenue	10,766	22,806	33,572
Segment gross profit	$7,393	$15,033	$22,426

Depreciation and amortization	$2,011	$253	$2,264

	Year Ended December 31, 2023
	North America	International	Total
Revenue	$48,938	$16,931	$65,869
Cost of revenue	29,742	10,415	40,157
Segment gross profit	$19,196	$6,516	$25,712

Depreciation and amortization	$1,907	$646	$2,553

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]

The following table provides a reconciliation of total segment gross profit to the Company’s loss before provision for income taxes (in thousands):

	Three Months Ended March 31,
	2025	2024
Total segment gross profit	$6,715	$7,031
Less: Advertising and marketing	33	17
Less: Research and development	449	1,393
Less: General and administrative	1,541	2,042
Less: Payroll and payroll taxes	3,883	3,569
Less: Professional fees	1,066	1,035
Less: Stock compensation expense	55	224
Less: Depreciation and amortization	133	657
Less: Restructuring charges	403	-
Less: Other expense, net	(1,425)	(593)
Loss before provision for income taxes	$(2,273)	$(2,499)

The following table provides a reconciliation of total segment gross profit to the Company’s loss before provision for income taxes (in thousands):

	Year Ended December 31,
	2024	2023
Total segment gross profit	$22,426	$25,712
Less: Advertising and marketing	95	80
Less: Research and development	3,848	5,757
Less: General and administrative	6,933	8,678
Less: Payroll and payroll taxes	13,837	12,017
Less: Professional fees	4,372	7,076
Less: Stock compensation expense	624	1,853
Less: Depreciation and amortization	2,264	2,553
Less: Impairment of goodwill	6,675	-
Less: Impairment of intangible assets	3,028	-
Less: Restructuring charges	1,636	-
Less: Other expense, net	(4,800)	(40,510)
Loss before provision for income taxes	$(25,686)	$(52,812)